Shareholders' Equity - Assumptions of Options Granted (Detail)	12 Months Ended
Dec. 31, 2021 yr $ / shares
Disclosure of Shareholder's Equity [Line Items]
Expected option life (in years) | yr	5
Contractual option life (in years) | yr	5
Expected dividend yield	0.00%
Weighted average fair value per share granted	$ 0.32
Bottom of range [member]
Disclosure of Shareholder's Equity [Line Items]
Exercise price	$ 0.62
Expected volatility	59.38%
Risk-free interest rate	0.46%
Top of range [member]
Disclosure of Shareholder's Equity [Line Items]
Exercise price	$ 0.65
Expected volatility	64.20%
Risk-free interest rate	1.48%